Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of tax expense by geographic location

€ millions	2024	2023	2022
Current tax expense
Germany	418	596	539
Foreign	1,516	1,356	1,165
Total current tax expense	1,934	1,952	1,704
Deferred tax expense/income
Germany	-67	74	86
Foreign	-253	-285	-344
Total deferred tax income	-320	-211	-258
 Total income tax expense	1,614	1,741	1,446

Schedule of major components of tax expense

€ millions	2024	2023	2022
Current tax expense/income
Tax expense for current year	1,881	1,935	1,717
Taxes for prior years	53	17	-13
Total current tax expense	1,934	1,952	1,704
Deferred tax expense/income
Origination and reversal of temporary differences	-258	-222	-216
Unused tax losses, research and development tax credits, and foreign tax credits	-62	11	-42
Total deferred tax income	-320	-211	-258
 Total income tax expense	1,614	1,741	1,446

Schedule of profit before tax by geographic location

€ millions	2024	2023	2022
Germany	-1,078	1,201	1,814
Foreign	5,842	4,140	2,699
 Total	4,764	5,341	4,513

Schedule of relationship between tax expense and profit before tax

€ millions, unless otherwise stated	2024	2023	2022
 Profit before tax from continuing operations	4,764	5,341	4,513
Tax expense at applicable tax rate of 26.7% (2023: 26.5%; 2022: 26.4%)	1,270	1,418	1,193
Tax effect of:
Foreign tax rates	-220	-210	-134
Non-deductible expenses	325	241	138
Tax-exempt income	-208	-77	297
Withholding taxes	465	297	176
Research and development and foreign tax credits	-91	-89	-84
Prior-year taxes	-70	-8	4
Assessment of deferred tax assets, research and development tax credits, and foreign tax credits	100	138	-124
Other	43	31	-20
 Total income tax expense	1,614	1,741	1,446
Effective tax rate (in %)	33.9	32.6	32.0

Schedule of recognized deferred tax assets and liabilities

€ millions	2024	2023
Deferred tax assets
Intangible assets	1,120	1,074
Property, plant, and equipment	39	37
Leases	374	379
Other financial assets[1]	69	85
Trade and other receivables[1]	79	61
Other non-financial assets[1]	48	27
Pension provisions	215	211
Share-based compensation	313	267
Contract liabilities[1]	928	813
Trade and other payables[1]	148	188
Financial liabilities[1]	138	164
Other non-financial liabilities[1]	844	679
Provisions[1]	107	21
Net operating loss carryforwards[1]	310	151
Research and development and foreign tax credits	80	44
Total deferred tax assets (gross)	4,812	4,201
Netting	-2,136	-2,004
/ Total deferred tax assets (net)	2,676	2,197
Deferred tax liabilities
Intangible assets	596	581
Property, plant, and equipment	80	89
Leases[1]	336	334
Other financial assets[1]	249	199
Trade and other receivables[1]	79	135
Other non-financial assets[1]	739	648
Pension provisions	28	33
Share-based compensation[1]	5	6
Contract liabilities[1]	21	10
Trade and other payables[1]	44	42
Financial liabilities[1]	157	191
Other non-financial liabilities[1]	12	1
Provisions[1]	5	2
Total deferred tax liabilities (gross)	2,351	2,271
Netting	-2,136	-2,004
/ Total deferred tax liabilities (net)	215	267

[1] Prior-period comparative amounts have been adjusted for a more transparent and detailed presentation of the Components of Recognized Deferred Tax Assets and Liabilities in line with our Consolidated Statements of Financial Position, without effecting net amounts. For more information about further adjustments of prior-period comparative amounts, see Note (D.1).

Schedule of movement of deferred tax assets and liabilities

€ millions	2024	2023	2022
Total deferred tax assets (net) at the beginning of the period	1,930	1,854	1,490
Change in items of the consolidated income statements	320	211	258
Change in items of the consolidated statements of comprehensive income	-2	34	-39
Change in items of the consolidated statements of changes in equity	155	53	0
Change in consolidated companies	-9	-128	81
Other changes (includes mainly currency translation differences)	67	-94	64
Total deferred tax assets (net) at the end of the period	2,461	1,930	1,854

Schedule of items not resulting in a deferred tax asset

€ millions	2024	2023	2022
Unused tax losses
Not expiring	291	151	315
Expiring in the following year	4	28	14
Expiring after the following year	392	216	344
Total unused tax losses	687	395	673
Deductible temporary differences	375	325	378
Unused research and development and foreign tax credits
Not expiring	41	59	9
Expiring after the following year	8	5	20
Total unused tax credits	49	64	29